FAIR VALUE MEASUREMENT (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Assets:
Equity securities	$ 2,100		$ 2,415
Government and corporate debentures	13,097		12,445
Auction rate securities			2,233	[1]
Foreign currency derivative contracts	253		42
Total financial assets	15,450		17,135
Liabilities:
Contingent consideration	12,022	[2]	3,590	[2]
Total financial liabilities	12,022		3,590
Redeemable non-controlling interest	22,363		11,469
Fair Value, Inputs, Level 1 [Member]
Assets:
Equity securities	2,100		2,415
Government and corporate debentures	12,860		11,807
Auction rate securities			0	[1]
Foreign currency derivative contracts	0		0
Total financial assets	14,960		14,222
Liabilities:
Contingent consideration	0	[2]	0	[2]
Total financial liabilities	0		0
Redeemable non-controlling interest	0	[2]	0	[2]
Fair Value, Inputs, Level 2 [Member]
Assets:
Equity securities	0		0
Government and corporate debentures	237		638
Auction rate securities			0	[1]
Foreign currency derivative contracts	253		42
Total financial assets	490		680
Liabilities:
Contingent consideration	0	[2]	0	[2]
Total financial liabilities	0		0
Redeemable non-controlling interest	0	[2]	0	[2]
Fair Value, Inputs, Level 3 [Member]
Assets:
Equity securities	0		0
Government and corporate debentures	0		0
Auction rate securities			2,233	[1]
Foreign currency derivative contracts	0		0
Total financial assets	0		2,233
Liabilities:
Contingent consideration	12,022	[2]	3,590	[2]
Total financial liabilities	12,022		3,590
Redeemable non-controlling interest	$ 22,363	[2]	$ 11,469	[2]

[1]	The fair value of auction rate securities with unquoted prices was determined using valuations, observable inputs based on limited market activity and other data obtained from independent sources.
[2]	The fair value of redeemable non-controlling interest and contingent consideration was determined based on the present value of the future expected cash flow.